Long-Term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long - Term Debt

11. Long-Term Debt

Long-term debt as of December 31, 2020 and 2019 consisted of the following:

Facilities	December 31, 2020	December 31, 2019
2022 Notes	$322,723	$340,000
Less repurchases	(89,287)	(17,277)
2022 Notes (a)	$233,436	$322,723
2024 Notes (b)	59,819	39,765
DVB Credit Facility (c)	—	45,445
Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, CTBC, Bank Sinopac, Palatine) (d)	238,000	224,800
Blue Ocean Junior Credit Facility (e)	38,500	38,500
Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility (f)	149,055	164,710
Citi Credit Facility (g)	—	12,077
Hayfin Credit Facility (h)	5,833	7,129
Hellenic Bank Credit Facility (i)	49,700	57,700
Chailease Credit Facility (j)	7,596	—
Total	$781,939	$912,849
Less: Current portion of 2022 Notes (a)	(26,240)	(27,923)
Less: Current portion of long-term debt	(50,441)	(59,609)
Less: Original issue discount of 2022 Notes (a)	(1,133)	(1,859)
Less: Original issue discount of 2024 Notes (b)	(147)	(6)
Less: Deferred financing costs (l)	(11,203)	(14,095)
Non-current portion of Long-Term Debt	$692,775	$809,357

a)  9.875% First Priority Secured Notes due 2022

On October 31, 2017, the Company completed the sale of $360,000 in aggregate principal amount of its 9.875% First Priority Secured Notes (the “2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400. The 2022 Notes were fully redeemed in January 2021 (note 18).

Interest on the 2022 Notes was payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at December 31, 2020 and December 31, 2019 the 2022 Notes were secured by first priority vessel mortgages on the 16 and 18 vessels, respectively, in the GSL Fleet and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a vessel securing the 2022 Notes. In addition, the 2022 Notes were fully and unconditionally guaranteed, jointly and severally, by the Company’s 16 and 18 vessel owning subsidiaries as of December 31, 2020 and 2019, respectively, and Global Ship Lease Services Limited.

The Company was required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year. The original issue discount was being amortized on an effective interest rate basis over the life of the 2022 Notes. The Company was required to repay $40,000 each year for the first three years and $35,000 thereafter, across both the 2022 Notes and the new Citi Credit Facility - see note 11(m) below. The Citi Credit Facility had minimum fixed amortization whereas as long as amounts were outstanding under that Facility amortization of the 2022 Notes is at the option of the noteholders, who could accept or reject an annual tender offer the Company was obliged to make. In December 2018, the tender offer was accepted in full and the Company repurchased $20,000 of the 2022 Notes at a purchase price of 102%. In December 2019, the tender offer of $20,000 was partially accepted by the noteholders and the Company repurchased $17,277 principal amount of the 2022 Notes at a purchase price of 102%. The balance of the offer of $2,723 was applied to repay the Citi Credit Facility at par - see note 11(m) below. The Citi Credit Facility was fully repaid on October 31, 2020, consequently on December 3, 2020, the Company mandatorily redeemed $28,000 principal amount of the 2022 Notes at a redemption price of $28,560 (representing 102.0% of the aggregate principal amount redeemed) plus accrued and unpaid interest.

On February 10, 2020, the Company completed an optional redemption of $46,000 aggregate principal amount of its 2022 Notes at a redemption price of $48,271 (representing 104.938% of the aggregate principal amount redeemed) plus accrued and unpaid interest. During the year ended December 31, 2020, the Company purchased $15,287 of aggregate principal amount of 2022 Notes in the open market at a weighted average price of 98.98% of the aggregate principal amount.

On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company was permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020. Also, certain restrictions were agreed in the increase in the permitted transfer basket and the immediate increase in dividend capacity as a result of completing the Poseidon Transaction, and certain other provisions of the Indenture, among other things, the restricted payment covenant, the arm’s length transaction covenant and the reporting covenant were amended.

As of December 31, 2020, the outstanding balance was $232,303, net of the outstanding balance of the original issue discount.

b)  8.00% Senior Unsecured Notes due 2024

On November 19, 2019, the Company completed the sale of $27,500 aggregate principal amount of its 8.00% Senior Unsecured Notes (the “2024 Notes”) which mature on December 31, 2024. On November 27, 2019, the Company sold an additional $4,125 of 2024 Notes, pursuant the underwriter’s option to purchase such additional 2024 notes. Interest on the 2024 Notes is payable on the last day of February, May, August and November of each year commencing on February 29, 2020.

The Company has the option to redeem the 2024 Notes for cash, in whole or in part, at any time (i) on or after December 31, 2021 and prior to December 31, 2022, at a price equal to 102%, (ii) on or after December 31, 2022 and prior to December 31, 2023, at a price equal to 101% and (iii) on or after December 31, 2023 and prior to maturity, at a price equal to 100% of the principal amount.

On November 27, 2019, the Company entered into an “At Market Issuance Sales Agreement” with B. Riley FBR, Inc. (the “Agent”) under which and in accordance with the Company’s instructions, the Agent may offer and sell from time to time newly issued 2024 Notes.

During 2020, a further $20,054 proceeds was raised under the ATM program for the 2024 Notes. As of December 31, 2020, the outstanding aggregate principal amount of the 2024 notes was $59,819 including an amount of $28,194 that comprise of newly issued 2024 notes under the At Market Issuance Sales Agreement.  The outstanding balance, net of the outstanding balance of the original issue discount, was $59,672.

c)  $52.6 Million DVB Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the four vessel owning companies of Maira, Nikolas, Newyorker and Mary, on the date of completion of the transaction of $51,063 with DVB Bank SE (“DVB”). The agreement is dated July 18, 2017, with initial drawdown amount of $52,625 and final maturity of December 31, 2020.

As of February 12, 2020, the outstanding balance on this facility amounted to $44,366 was fully refinanced by the Tranche B Syndicated Senior Secured Credit Facility (see note 11d) and the Chailease Credit Facility (see note 11j).

The facility had a repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance of the facility and would be specifically applied to the prepayment of the balloon instalment up to a specific amount. The facility carried interest at LIBOR plus a margin of 2.85% per annum.

d) $268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, CIT, Siemens, CTBC, Bank Sinopac,   Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders are Credit Agricole Corporate and Investment Bank (“CACIB”), ABN Amro Bank N.V. (“ABN”), CIT Bank, N.A. (“CIT”), Siemens Financial Services, Inc (“Siemens”), CTBC Bank Co. Ltd. (“CTBC”), Bank Sinopac Ltd. (“Bank Sinopac”) and Banque Palatine (“Palatine”). Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and is scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024.

Tranche B amounts to $38,000 was draw down in full on February 10, 2020, and is scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024.

The existing indebtedness that was fully refinanced with the Syndicated Senior Secured Credit Facility comprised of the following credit facilities:

  $55.7 Million Credit Agricole Credit Facility: This facility bore interest at LIBOR plus a margin of 2.75%              per annum. As of September 23, 2019, the outstanding balance on this facility amounted to $50,961 and was fully refinanced.

  $24.5 Million Blue Ocean Credit Facility: A facility with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Blue Ocean Investments SPC One and Blue Ocean Investments SPC Three (together, “Blue Ocean”). This facility bore interest on $18,830 of principal at LIBOR plus a margin of 4.00% per annum. As of September 24, 2019, the outstanding balance on this facility amounted to $23,652 and was fully refinanced.

  $65.3 Million ABN AMRO Credit Facility Blue Ocean Credit Facility: This facility bore interest at LIBOR plus a margin of 3.42% per annum up to March 31, 2019 and afterwards 3.50% per annum. As of September 24, 2019, the outstanding balance on this facility amounted to $61,595 and was fully refinanced.

  $17.1 Million Amsterdam Trade Bank (“ATB”) Credit Facility: This facility bears interest at LIBOR plus a margin of 3.90% per annum. As of September 27, 2019, the outstanding balance on this facility amounted to $12,600 and was fully refinanced.

  $80.0 Million Credit Agricole Credit Facility: This facility bore interest at LIBOR plus a margin of 3.00% per annum for the first 6 months, 3.25% for the following 12 months and 3.50% thereafter payable quarterly in arrears. As of September 24, 2019, the outstanding balance on this facility amounted to $75,500 and was fully refinanced.

As of December 31, 2020, the outstanding balance of Tranche A amounted to $238,000.

The interest rate is LIBOR plus a margin of 3.00% and is payable at each quarter end date.

e)  $38.5 Million Blue Ocean Junior Credit Facility

On September 19, 2019, the Company entered into a refinancing agreement with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, and Blue Ocean Investments SPC Blue, holders of the outstanding debt of $38,500 relevant to the previous Blue Ocean Credit Facility in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility (see note 11d).

The Company fully drew down the facility on September 23, 2019 and it is scheduled to be repaid in a single instalment on the termination date which falls on September 24, 2024.

This facility bears interest at 10.00% per annum.

As of September 19, 2019, the outstanding balance on the following facility which was acquired in connection with the Poseidon Transaction and was fully refinanced with the Blue Ocean Junior Credit facility:

  $38.5 Million Blue Ocean Credit Facility: The Facility bore interest at 10.00% fixed payable quarterly in arrears. As of September 19, 2019, the outstanding balance on this facility amounted to $38,500 and was fully refinanced.

As of December 31, 2020, the outstanding balance on this facility amounted to $38,500.

f)  $180.5 Million Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of UASC Al Khor, Maira XL and Anthea Y on the date of completion of the transaction of $180,500 with Deutsche Bank AG. The agreement is dated November 9, 2018, with initial drawdown amount of $180,500 and final maturity of June 30, 2022.

On December 31, 2018, the Company entered into a deed of amendment and restatement with the bank. Based on this restatement there was a re-tranche of the existing facility such that it was split into a senior facility in an amount of $141,900 (“Senior Facility”) and a junior facility in an amount of $38,600 (“Junior Facility”). The Lenders of the Senior Facility are Hamburg Commercial Bank AG (“HCOB”), Deutsche Bank AG and CIT Bank N.A and the Lenders of the Junior Facility are Blue Ocean GP LLC, Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Entrustpermal ICAV, Blue Ocean Investments SPC one and Blue Ocean Investments SPC for three. The final maturity of both Facilities (Senior and Junior) will be June 30, 2022. In addition to the repayment schedule a cash sweep mechanism based on a DSCR ratio of 1.10:1 (DSCR ratio is the ratio of Cash Flow to the Cash Flow Debt Service) will apply pro rata against the Senior Facility and the Junior Facility.

Senior Facility

The Senior Facility is comprised of three Tranches. Tranche A relates to Al Khor and is repayable in 14 instalments of $868, and a final instalment of $35,148. Tranche B relates to Anthea Y and is repayable in 14 instalments of $863 and a final instalment of $35,218. Tranche C relates to Maira XL and is repayable in 14 instalments of $858 and a final instalment of $35,288.

The Senior Facility bears interest at LIBOR plus 3.00% payable quarterly in arrears.

As of December 31, 2020, the outstanding balance on the Senior Facility was $117,180.

Junior Facility

The Junior Facility is comprised of three Tranches. Tranche A relates to Al Khor and is repayable in 14 instalments of $236 and a final instalment of $9,563. Tranche B relates to Anthea Y and is repayable in 14 instalments of $235 and a final instalment of $9,577. Tranche C relates to Maira XL and is repayable in 14 instalments of $233 and a final instalment of $9,604.

The Junior Facility bears interest at LIBOR plus 10.00% payable quarterly in arrears.

As of December 31, 2020, the outstanding balance on the Junior Facility was $31,875.

g)  $54.8 Million Citi Credit Facility

On October 26, 2017, and in connection with the 2022 Notes, the Company entered into a new $54,800 loan with Citibank N.A. The loan was drawn down in full on October 31, 2017 and matured no later than October 31, 2020. The interest rate was LIBOR plus a margin of 3.25% and is payable at least quarterly.

As of December 31, 2020, the outstanding balance on this facility was fully repaid.

h)  $65.0 Million Hayfin Credit Facility

On September 7, 2018, the Company and certain subsidiaries entered into a facility agreement with Hayfin Services LLP (the “Lenders”) which provided for a secured term loan facility of up to $65,000. The Hayfin Credit Facility was to be borrowed in tranches and was to be used in connection with the acquisition of vessels as specified in the Hayfin Credit Facility or as otherwise agreed with the Lenders. Hayfin Credit Facility, which is non-amortizing, was available for drawing until May 10, 2019 and has a final maturity date of July 16, 2022. The interest rate is LIBOR plus a margin of 5.5% and is payable at each quarter end date. A commitment fee of 2.0% per annum was due on the undrawn commitments until May 10, 2019 when the availability period was terminated.

Any debt drawn under the Hayfin Credit Facility will be secured by first priority vessel mortgage on the acquired vessel (the “Facility Mortgaged Vessel”) and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a Facility Mortgaged Vessel. In addition, the Hayfin Credit Facility is fully and unconditionally guaranteed, jointly and severally, by the Company, GSL Holdings, Inc. and Facility Mortgaged vessel owning subsidiaries. An initial tranche of $8,125 was drawn on September 10, 2018 in connection with the acquisition of the GSL Valerie.

As of December 31, 2020, the outstanding balance of this facility was $5,833.

(i) $59.0 Million Hellenic Bank Credit Facility

On May 23, 2019, the Company via its subsidiaries, Global Ship Lease 30, 31 and 32 entered into a facility agreement with Hellenic Bank for an amount up to $37,000. The Hellenic Bank Facility is to be borrowed in tranches and is to be used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi (see note 4).

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility is repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

A second tranche of $12,000 was drawn on September 4, 2019, in connection with the acquisition of GSL Grania. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

The third tranche of $12,000 was drawn on October 3, 2019, in connection with the acquisition of GSL Kalliopi. The Facility is repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

On December 10, 2019, the Company via its subsidiaries Global Ship Lease 33, 34 entered into an amended and restated loan agreement with Hellenic Bank for an additional facility of amount $22,000 that is to be borrowed in two tranches and to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth. Both tranches were drawn on December 10, 2019 and are each repayable in 20 equal quarterly instalments of $375 each with a final balloon of $3,500 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.90% per annum.

As of December 31, 2020, the outstanding balance of this facility was $49,700.

j)  $9.0 Million Chailease Credit Facility

On February 26, 2020, the Company via its subsidiaries, Athena Marine LLC, Aphrodite Marine LLC and Aris Marine LLC entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Bank Facility is to be used for the refinance of DVB Credit Facility (see note 11c).

The Facility is repayable in 36 consecutive monthly instalments $156 and 24 monthly installments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 4.20% per annum.

As of December 31, 2020, the outstanding balance of this facility was $7,596.

k)  Repayment Schedule

Maturities of long-term debt for the years subsequent to December 31, 2020 are as follows:

Payment due by year ended	Amount
December 31, 2021	$76,681
December 31, 2022	200,032
December 31, 2023	60,284
December 31, 2024	314,894
December 31, 2025	27,812
December 31, 2026 and thereafter	102,236
$781,939

l)  Deferred Financing Costs

	December 31, 2020	December 31, 2019
Opening balance	$14,095	$9,299
Expenditure in the period	1,193	7,904
Amortization included within interest expense	(4,085)	(3,108)
Closing balance	$11,203	$14,095

During 2020, total costs amounting $776 were incurred in connection with the “At Market Issuance Sales Agreement” of 2024 Notes (see note 11b). In addition, total costs amounting $67 were incurred in connection with the Syndicated Senior Secured Credit Facility (see note 11d), costs amounting $320 in connection with the Chailease Credit Facility (see note 11j) and costs amounting $30 in connection with the two Tranches of Hellenic Bank Credit Facility that were drawn down during the twelve months ended December 31, 2020 (see note 11i).

In 2019, total costs amounting $4,726 were incurred in connection with the Syndicated Senior Secured Credit Facility (see note 11d) and the Blue Ocean Junior Credit Facility (see note 11e) utilized for the refinance of certain then-existed credit facilities. Further, total costs amounting $2,426 were incurred in connection with the issuance of 2024 Notes (see note 11b). Additionally, total costs amounting to $752 were incurred in connection with the Hellenic Bank Credit Facility (see note 11i). These costs are being amortized on an effective interest rate basis over the life of the financings for which they were incurred.

m)  Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on the Company’s vessels and other collateral. The majority of the credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including debt ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with.

As of December 31, 2020, and December 31, 2019, the Company was in compliance with its debt covenants.